Summary Prospectus
July 29, 2021
Seasons Series Trust
SA Multi-Managed Diversified Fixed Income Portfolio
(Class 1, Class 2 and Class 3 Shares)
Seasons Series Trust’s Statutory Prospectus and Statement of Additional Information, each dated July 29, 2021, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference. The Portfolio is offered only to the separate accounts of certain affiliated and unaffiliated life insurance companies and is not intended for use by other investors.
Before you invest, you may want to review Seasons Series Trust’s Statutory Prospectus, which contains more information about the Portfolio and its risks. You can find the Statutory Prospectus and the above-incorporated information online at www.aig.com/getprospectus. You can also get this information at no cost by calling (800) 445-7862 or by sending an e-mail request to fundprospectus@aig.com.
The Securities and Exchange Commission has not approved or disapproved these securities, nor has it determined that this Summary Prospectus is accurate or complete. It is a criminal offense to state otherwise.

Investment Goal

The Portfolio’s investment goal is relatively high current income and secondarily capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management Fees	0.63%	0.63%	0.63%
Service (12b-1) Fees	None	0.15%	0.25%
Other Expenses	0.06%	0.06%	0.06%
Total Annual Portfolio Operating Expenses	0.69%	0.84%	0.94%
Expense Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses  remain the same. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class 1 Shares	$70	$221	$384	$859
Class 2 Shares	86	268	466	1,037
Class 3 Shares	96	300	520	1,155
Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of its portfolio.
Seasons Series Trust

SA Multi-Managed Diversified Fixed Income Portfolio
Principal Investment Strategies of the Portfolio

The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in fixed income securities, including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds (up to 20% of net assets).
The Portfolio may invest in foreign securities (up to 30% of net assets) and in short-term investments (up to 20% of net assets). The Portfolio may also invest in dollar rolls and when-issued and delayed-delivery securities.
The Portfolio is managed by two subadvisers. The Portfolio’s assets are not necessarily divided equally among the subadvisers. Approximately 50% of the Portfolio’s assets will be allocated to one subadviser, which will passively manage a portion of the assets allocated to it by investing in a sampling of securities included in the Bloomberg Barclays U.S. Government Bond Index (the “Index”) by utilizing a statistical technique known as “optimization.” The goal of optimization is to select securities which ensure that characteristics such as industry weightings, average market capitalizations and fundamental characteristics (e.g., return variability, duration, maturity, credit rating and yield) closely approximate those of the Index. Securities not in the Index may be held before or after changes in the composition of the Index or if they have characteristics similar to securities in the Index. The remainder of the Portfolio’s assets will be allocated to the other subadviser. The Portfolio’s target allocations among the subadvisers are subject to change.
Principal Risks of Investing in the Portfolio

As with any mutual fund, there can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Portfolio goes down, you could lose money.
The following is a summary of the principal risks of investing in the Portfolio.
Risk of Investing in Bonds. The value of your investment in the Portfolio may go up or down in response to changes in interest rates or defaults (or even the potential for future defaults) by bond issuers.
Interest Rate Fluctuations Risk. Fixed income securities may be subject to volatility due to changes in interest rates. Duration is a measure of interest rate risk that indicates how price-sensitive a bond is to changes in interest rates. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Interest rates have been historically low, so the Portfolio faces a heightened risk that interest rates may rise. For example, a bond with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%. Potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Risk of Investing in Junk Bonds. The Portfolio invests significantly in junk bonds, which are considered speculative. Junk bonds carry a substantial risk of default or changes in the issuer’s creditworthiness, or they may already be in default at the time of purchase.
Credit Risk. Credit risk applies to most fixed income securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a fixed income security is unable or perceived to be unable to pay interest or to repay principal when it becomes due.
Foreign Investment Risk. The Portfolio’s investments in the securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolio invests may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). Lack of information may also affect the value of these securities. The risks of foreign investments are heightened when investing in issuers in emerging market countries.
U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity

Seasons Series Trust

SA Multi-Managed Diversified Fixed Income Portfolio
may delay or refuse to pay interest or to repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans.
Mortgage- and Asset-Backed Securities Risk. The characteristics of mortgage-backed and asset-backed securities differ from traditional fixed income securities. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Portfolio may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities are also subject to credit risk.
Roll Transactions Risk. Roll transactions involve certain risks, including the following: if the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio’s right to purchase or repurchase the security subject to the dollar roll may be restricted and the instrument that the Portfolio is required to repurchase may be worth less than an instrument that the Portfolio originally held. Successful use of roll transactions will depend upon the adviser/subadviser’s ability to predict correctly interest rates and, in the case of mortgage dollar rolls, mortgage prepayments. For these reasons, there is no assurance that dollar rolls can be successfully employed.
Failure to Match Index Performance Risk. The ability of the Portfolio to match the performance of the Index may be affected by, among other things, changes in securities markets, the manner in which performance of the Index is calculated, changes in the composition of the Index, the amount and timing of cash flows into and out of the Portfolio, commissions, portfolio expenses, and any differences in the pricing of securities by the Portfolio and the Index. When the Portfolio employs an “optimization” strategy, the Portfolio is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the Portfolio may perform differently than the underlying index.
Index Risk. The passively-managed index portion of the Portfolio generally will not sell securities in its portfolio and buy different securities over the course of a year other than in conjunction with changes in its target index, even if there are adverse developments concerning a particular security, company or industry. As a result, you may suffer losses that you would not experience with an actively-managed mutual fund.
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica Asset Management, LLC (“SunAmerica”) serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). In addition, the adviser’s or a subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Seasons Series Trust

SA Multi-Managed Diversified Fixed Income Portfolio
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Performance Information

The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Corporate IG Index, the Bloomberg Barclays U.S. Agency Fixed Rate MBS Index and the Bloomberg Barclays CMBS ERISA Eligible Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)
During the period shown in the bar chart:
Highest Quarterly Return:	June 30, 2020	5.09%
Lowest Quarterly Return:	June 30, 2013	-3.00%
Year to Date Most Recent Quarter:	June 30, 2021	-1.41%

Seasons Series Trust

SA Multi-Managed Diversified Fixed Income Portfolio
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Class 1 Shares	7.87%	4.71%	3.79%
Class 2 Shares	7.62%	4.54%	3.63%
Class 3 Shares	7.58%	4.45%	3.53%
Bloomberg Barclays CMBS ERISA Eligible Index (reflects no deduction for fees, expenses or taxes)	8.11%	4.73%	4.41%
Bloomberg Barclays U.S. Agency Fixed Rate MBS Index (reflects no deduction for fees, expenses or taxes)	3.87%	3.05%	3.01%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.51%	4.44%	3.84%
Bloomberg Barclays U.S. Corporate IG Index (reflects no deduction for fees, expenses or taxes)	9.89%	6.74%	5.63%
Bloomberg Barclays U.S. Government Bond Index (reflects no deduction for fees, expenses or taxes)	7.94%	3.76%	3.26%
Investment Adviser

The Portfolio’s investment adviser is SunAmerica. The Portfolio is subadvised by PineBridge Investments LLC (“PineBridge”) and Wellington Management Company LLP (“Wellington Management”). The portfolio managers are noted below.

Seasons Series Trust

SA Multi-Managed Diversified Fixed Income Portfolio
Portfolio Managers
Name and Title	Portfolio Manager of the Portfolio Since
PineBridge
Michael J. Kelly, CFA Managing Director, Multi-Asset, Global Head of Multi-Asset and Portfolio Manager	2009
Peter Hu, CFA Managing Director, Global Multi-Asset and Portfolio Manager	2012
John Yovanovic, CFA Managing Director, Head of High Yield Portfolio Management and Portfolio Manager	2007
Robert Vanden Assem, CFA Managing Director, Head of Developed Markets Investment Grade Fixed Income and Portfolio Manager	2007
Austin Strube, CFA Vice President, Global Multi-Asset and Portfolio Manager	2019
Wellington Management
Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager	2013
Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager	2013
Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager	2016
Purchases and Sales of Portfolio Shares

Shares of the Portfolios may only be purchased or redeemed through Variable Contracts offered by the separate accounts of participating life insurance companies. Shares of a Portfolio may be purchased and redeemed each day the New York Stock Exchange is open, at the Portfolio’s net asset value determined after receipt of a request in good order.
The Portfolios do not have any initial or subsequent investment minimums. However, your insurance company may impose investment or account minimums. Please consult the prospectus (or other offering document) for your Variable Contract which may contain additional information about purchases and redemptions of Portfolio shares.
Tax Information

The Portfolios will not be subject to U.S. federal income tax so long as they qualify as regulated investment companies and distribute their income and gains each year to their shareholders. However, contractholders may be subject to U.S. federal income tax (and a U.S. federal Medicare tax of 3.8% that applies to net investment income, including taxable annuity payments, if applicable) upon withdrawal from a Variable Contract. Contractholders should consult the prospectus (or other offering document) for the Variable Contract for additional information regarding taxation.
Payments to Broker-Dealers and
Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as an underlying investment option for Variable Contracts. A Portfolio and its related companies may make payments to the sponsoring insurance company (or its affiliates) for distribution and/or other services. These payments may create a conflict of interest as they may be a factor that the insurance company considers in including a Portfolio as an underlying investment option in the Variable Contract. The prospectus (or other offering document) for your Variable Contract may contain additional information about these payments.

Seasons Series Trust

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